Net investment in lease - Schedule of Net Investment in Lease (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Undiscounted lease receivable	$ 4,223.3	$ 2,706.5
Unearned interest income	(2,008.8)	(1,277.7)
Net investment in lease	$ 2,214.5	$ 1,428.8